Foreign Exchange Gain (Loss)	12 Months Ended
Sep. 30, 2023
Foreign exchange gain (loss) [abstract]
Foreign Exchange Gain (Loss)
27.
FOREIGN EXCHANGE GAIN (LOSS)

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Realized FX gain	20,282	32,849	43,316	4,045
Unrealized FX gain	15,476	26,101	10,942	2,854
Realized FX loss	(35,927)	(14,858)	(31,642)	(7,185)
Unrealized FX loss	(35,886)	1,424	(2,031)	(1,236)
Foreign Exchange gain (loss)	(36,056)	45,516	20,585	(1,523)

The development of the foreign exchange gain (loss) was primarily driven by fluctuations in the USD to Euro foreign exchange rate on intercompany receivables for inventory and intercompany loans. A subsidiary of the Company, Birkenstock Global Sales GmbH, transfers inventory from our fulfillment centers / production sites in Germany to the third-party fulfillment center of our subsidiary in the U.S., for which the intercompany invoices are denominated in USD. The related trade receivables due to Birkenstock Global Sales GmbH are paid at a later date at the prevailing foreign exchange rate. Therefore, the intercompany trade receivables are affected by a negative change of the USD relative to the Euro during the year ended September 30, 2023 as compared to an appreciation of the USD relative to the Euro during the year ended September 30, 2022:

	Euro exchange rates
	FX-rate at the beginning of the period	FX-rate at the end of the period	Change of FX-rate during the period in [%]
Year ended September 30, 2023	0.97	1.06	9%
Year ended September 30, 2022	1.16	0.97	-16%
Period from May 1, 2021 through September 30, 2021	1.21	1.16	-4%
Period from October 1, 2020 through April 30, 2021	1.17	1.21	3%